ROPES & GRAY LLP PRUDENTIAL TOWER 800 BOYLSTON STREET BOSTON, MA 02199-3600 WWW.ROPESGRAY.COM

February 19, 2020	Yana D. Guss T +1 617 951 7109 yana.guss@ropesgray.com

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Attn: Ms. Valerie Lithotomos

Re:	Barings Funds Trust (File Nos. 333-188840 and 811-22845) (the “Registrant”)

Dear Ms. Lithotomos:

On behalf of the Registrant, in connection with the launch of Class L shares for Barings Active Short Duration Bond Fund (Series S00049912) (the “Fund”), a series of the Registrant, we are filing today by electronic submission via EDGAR pursuant to Rule 485(a)(1) under the Securities Act of 1933, as amended (the “Securities Act”), Post-Effective Amendment No. 27 (the “Amendment”) to the Registrant’s Registration Statement on Form N-1A (the “Registration Statement”), which includes a copy of the Prospectus and Statement of Additional Information relating to the Fund. Pursuant to the requirements of Rule 485(a)(1), it is intended that the Amendment become effective on April 19, 2020, unless superseded by a subsequent filing. The Amendment relates solely to the Fund and does not supersede or amend any disclosure in the Registration Statement relating to any other series of the Registrant.

The Registrant requests selective review of the Amendment in accordance with the release of the U.S. Securities and Exchange Commission (“SEC”) on selective review, Revised Procedures For Processing Registration Statements, Post-Effective Amendments and Preliminary Proxy Materials Filed by Registered Investment Companies, Investment Company Act Release No. 13768 (February 15, 1984).

The Fund’s Board of Trustees approved the launch of Class L shares for the Fund in February 2020. The Registrant would greatly appreciate receiving any comments you may have on the Amendment by March 30, 2020. If you have comments after that date, the Registrant would still appreciate receiving them, but depending on the nature of the comments, may not be able to reflect them until the Registrant’s 2020 annual update of its Registration Statement.

The Registrant requests selective review of the Amendment because the disclosure in the Amendment is substantially similar to disclosure previously reviewed by the staff of the SEC in the Registrant’s filing on Form N-1A filed pursuant to Rule 485(a) under the Securities Act on April 15, 2015 (SEC Accession Number: 0001193125-15-131167) (with respect to the series of the Registrant other than Barings Global Emerging Markets Fund, including the Fund), except with respect to Class L-specific information (such as the Fund’s fee table, expense example, and “Shareholder Guide – How to Invest in the Funds”). The Amendment also includes information relating to sales charge waivers for shares sold through several financial intermediaries and routine annual update changes that would not by themselves have required a filing pursuant to Rule 485(a) under the Securities Act.

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The Registrant intends to file a post-effective amendment pursuant to Rule 485(b) of the Securities Act to complete any missing information in the Amendment, including with regard to fees and expenses, performance and financial highlights.

Please direct any questions you may have with respect to this filing to the undersigned at (617) 951-7109.

Very truly yours,

/s/ Yana D. Guss